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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ECT INVESTMENTS, INC.
Address:          P.O. BOX 1792
                  HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GARY J. HICKERSON
Title:   PRESIDENT
Phone:   713-853-7617

Signature, Place, and Date of Signing:

      /s/ GARY J. HICKERSON              HOUSTON, TEXAS         May 15, 2001
      ---------------------              --------------         ------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:     $173608
                                           (thousands)


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                           FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHRS OR SH/    PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS         CUSIP     (x$1000)  PRN AMT  RN    CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
 SERVICES                SB NT CV 4%05        008190AD2    1606       1000 PRN              SOLE        01        1000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC          COM             017361106    1156      25000 SH               SOLE        01       25000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCE HEALTH CORP SB NT CV 144A 07      03071PAB8    2361       2000 PRN              SOLE        01        2000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC      SB NT CV 144A 05      032654AC9    9515      11000 PRN              SOLE        01       11000    0      0
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APACHE CORP.                  COM             037411105   13065     226800 SH               SOLE        01      226800    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                   COM             044204105     960      25000 SH     CALL      SOLE        01       25000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC              SB NT CV 4%06        073325AD4   13162      12000 PRN              SOLE        01       12000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP               COM             125896100    1982      67000 SH               SOLE        01       67000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS
  INC DEL               SUB NT CV5.75%05      16117MAB3    5005       4000 PRN              SOLE        01        4000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION           COM             166751107    3670      41800 SH               SOLE        01       41800    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP               NT CONV 3.75%08      171779AA9    7501      10000 PRN              SOLE        01       10000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                    CL B            208251405    6378     225800 SH               SOLE        01      225800    0      0
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DIGITAL IS INC DEL       SUB NT CV 6%05       25385NAA9     360       2000 PRN              SOLE        01        2000    0      0
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ENCORE ACQUISITION CO         COM             29255W100     508      40000 SH               SOLE        01       40000    0      0
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ENTERGY CORP NEW              COM             29364G103    4670     122900 SH               SOLE        01      122900    0      0
-----------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                   COM             30161N101    4920      75000 SH               SOLE        01       75000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                 COM             302571104    1740      28400 SH               SOLE        01       28400    0      0
-----------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP          COM PAR $0.01        346091705    2900      97000 SH               SOLE        01       97000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
FREEMARKETS INC               COM             356602102    1620     170000 SH               SOLE        01      170000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL MARINE INC             COM             379352404    2048      80000 SH               SOLE        01       80000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC           COM             465754109    1058      73000 SH               SOLE        01       73000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
KANA COMMUNICATIONS           COM             483600102     523     270000 SH               SOLE        01      270000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE
  CORP                  SB NT CV 144A 07      589405AA7    6665       9000 PRN              SOLE        01        9000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT TR I               PFD CV SER A        60467Q102    7462     100000 SH               SOLE        01      100000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
NEWFIELD EXPL CO              COM             651290108    1741      49900 SH               SOLE        01       49900    0      0
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE AFFILIATES INC          COM             654894104    3438      82400 SH               SOLE        01       82400    0      0
-----------------------------------------------------------------------------------------------------------------------------------
NUEVO FING I              TECONS SER A        670511203    1104      46000 SH               SOLE        01       46000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
PATTERSON ENERGY INC          COM             703414102    2609      82500 SH               SOLE        01       82500    0      0
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP     SR NT CV 3.25%05      74406AAA0   10353      11000 PRN              SOLE        01       11000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SRV ENTERPRISE
  GROUP                       COM             744573106    3237      75000 SH               SOLE        01       75000    0      0
-----------------------------------------------------------------------------------------------------------------------------------

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
-----------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE CORP  SUB NT CONV 5%07      75409PAC7    9020      11000 PRN              SOLE        01      11000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC            COM             75952J108    4072      90000 SH               SOLE        01      90000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP            SUB NTCV 4.25%04      800907AB3   12045      11000 PRN              SOLE        01      11000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
SERENA SOFTWARE INC           COM             817492101     748      82000 SH               SOLE        01      82000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                    COM             86764P101     811      25000 SH       CALL    SOLE        01      25000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
TRITON ENERGY LTD             ORD             G90751101    2993     159500 SH               SOLE        01     159500    0      0
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW         LYON ZERO 20        902124AC0    6620       9000 PRN              SOLE        01       9000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
USX  MARATHON GROUP           COM             902905827    7815     290000 SH               SOLE        01     290000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND
  SHAMROCK CORP               COM             904000106     724      20000 SH       CALL    SOLE        01      20000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW        COM             91913Y100     266       7500 SH       CALL    SOLE        01       7500    0      0
-----------------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLOGY             COM             92849Q104     190      50000 SH               SOLE        01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS
  CORP                        COM             928615103    4987      54000 SH               SOLE        01      54000    0      0
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REPORT SUMMARY                     42 DATA RECORDS        173608
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